Financial Instruments and Fair Value Measurements - Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	$ 65,199	$ 282,419
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	36,867	240,530
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	34,318	46,181
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net financial assets (liabilities)	(5,986)	(4,292)
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(10,705)	(84,857)
Derivative assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivative assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(2,425)	(78,271)
Derivative assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(8,280)	(6,586)
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,867	240,530
Marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,867	240,530
Marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,743	124,452
Derivative assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivative assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,743	124,452
Derivative assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,294	2,294
Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,294	$ 2,294